CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET CASH FLOW FROM OPERATING ACTIVITIES
Net income/(loss)	$ 440.4	$ 78.4	$ (208.8)
Adjustments for:
Depreciation and amortization	384.2	273.8	220.9
Impairment losses	14.0	1.9	2.4
Loss on sale of subsidiaries	0.0	5.6	0.0
Share-based payment expense	37.2	19.5	10.7
Other non-cash valuation losses/(gains)	1.7	(1.8)	14.7
Interest income	(6.4)	(8.8)	(6.4)
Interest expense	97.7	219.0	397.6
Foreign currency exchange (gains)/losses, net & other finance costs	(14.0)	67.6	15.8
Loss on debt extinguishment	0.0	31.8	0.0
Income tax expense	184.1	82.8	104.2
Changes in:
Inventories	(318.3)	(172.4)	(175.1)
Accounts receivables	(123.6)	(44.9)	83.9
Prepaid expenses and other assets	(6.2)	(18.5)	(42.1)
Accounts payables	190.1	123.7	(38.7)
Other liabilities	147.2	128.0	80.3
Cash generated from operating activities	1,028.1	785.7	459.4
Interest paid	(95.9)	(197.2)	(179.3)
Interest received	9.9	6.2	6.9
Income taxes paid	(212.3)	(170.0)	(88.0)
Net cash flows from operating activities	729.8	424.7	199.0
NET CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sale of subsidiary	0.0	15.5	0.0
Acquisition of business	(45.4)	0.0	(3.5)
Acquisition of property, plant and equipment	(216.5)	(229.1)	(123.6)
Acquisition of intangible assets	(67.2)	(46.3)	(12.7)
Proceeds from sale of property, plant and equipment	0.0	4.2	0.5
Acquisition of right-of-use assets	(9.0)	(12.6)	(15.5)
Net cash flows used in investing activities	(338.1)	(268.3)	(154.8)
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from current borrowings from financial institutions	284.3	376.9	90.0
Repayments of current borrowings from financial institutions	(278.5)	(325.7)	(35.0)
Net (repayments of)/proceeds from revolving credit facilities	(2.3)	(278.2)	115.0
Proceeds from non-current borrowings from financial institutions	0.0	2,027.3	0.0
Repayments of non-current borrowings from financial institutions	0.0	(3,058.2)	0.0
Repayments of long-term borrowings from related parties	0.0	(1,460.5)	(65.9)
Proceeds from share issuances, net of issuance costs	0.0	2,561.4	0.0
Payments of debt issuance costs	(0.6)	(10.3)	0.0
Proceeds from exercise of share options	36.8	12.1	0.0
Payments of lease liabilities	(145.6)	(102.3)	(75.4)
Net repayments from settlement of derivative contracts	(17.5)	(18.2)	0.0
Release of derivative contract collateral	3.2	17.0	0.0
Other financing items	(3.8)	(7.3)	6.4
Net cash flows (used in)/from financing activities	(124.0)	(266.0)	35.0
CHANGE IN CASH AND CASH EQUIVALENTS	267.7	(109.6)	79.3
CHANGE IN CASH AND CASH EQUIVALENTS
Cash and cash equivalents at year end	652.3	345.4	483.4
Translation differences	39.2	(28.4)	2.1
Cash and cash equivalents at beginning of year	345.4	483.4	402.0
CHANGE IN CASH AND CASH EQUIVALENTS	267.7	(109.6)	79.3
NON-CASH INVESTING ACTIVITIES
Capital expenditures in accounts payable	12.0	20.4	22.3
Contingent consideration in other current liabilities	20.0	0.0	0.0
NON-CASH FINANCING ACTIVITIES
Equitization of related party loans and interest	0.0	2,562.0	227.2
Non-cash refinancing of current borrowings	$ 552.6	$ 0.0	$ 0.0